Expense Example - PIMCO Short Asset Investment Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	I-2 1 Year	I-2 3 Years	I-2 5 Years	I-2 10 Years	I-3 1 Year	I-3 3 Years	I-3 5 Years	I-3 10 Years	M 1 Year	M 3 Years	M 5 Years	M 10 Years	Administrative 1 Year	Administrative 3 Years	Administrative 5 Years	Administrative 10 Years	A 1 Year	A 3 Years	A 5 Years	A 10 Years
USD ($)	35	109	191	431	45	141	246	555	50	168	297	672	35	109	191	431	60	189	329	738	70	221	384	859